CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (preferred stock common stock) - USD ($) $ in Thousands	Total	6% Cumulative Preferred Stock [Member]	10% Nonredeemable Convertible Preferred Stock [Member]	Participating Preferred Stock [Member]	2003 Series Participating Preferred Stock [Member]	Common Class A Member	Common Class B Member
Preferred Stock, Shares Outstanding		200,000	807,240	90,826	50,500
Common Stock, Shares, Outstanding						7,926,280	1,967,958
Preferred Stock	$ 2,119
Common Stock	3,010
Preferred Stock, Dividend Rate, Percentage		6.00%	10.00%
Preferred Stock, Par or Stated Value Per Share		$ 0.25	$ 0.025	$ 0.025	$ 0.025
Common Stock Par Or Stated Value Per Share						$ 0.25	$ 0.25
Preferred Stock, Shares Authorized		200,000	1,400,000	90,826	500
Common Stock, Shares Authorized						20,000,000	10,000,000
Preferred Stock, Shares Outstanding		200,000	807,240	90,826	500
Common Stock, Shares, Outstanding						7,918,069	1,894,599
Preferred Stock	1,344	$ 50	$ 202	$ 1,084	$ 8
Common Stock	$ 3,023					$ 2,519	$ 504